Share option plans - Number of share options (Details)	6 Months Ended
	Jun. 30, 2020 instrument £ / shares	Jun. 30, 2019 instrument £ / shares	Dec. 31, 2019 £ / shares	Dec. 31, 2018 £ / shares
Share option plans
Beginning balance (in shares)	14,179,196	8,752,114
Options granted (in shares)	1,605,000	4,249,050
Options expired (in shares)	(589,129)	(19,998)
Options forfeited (in shares)	(1,899,284)
Ending balance (in shares)	13,295,783	12,981,166
Exercise price, outstanding (per share) | £ / shares	£ 1.08	£ 1.22	£ 1.15	£ 1.53
Exercise price, granted (per share) | £ / shares	0.55	0.57
Exercise price, forfeited (per share) | £ / shares	1.04
Exercise price, expired (per share) | £ / shares	£ 1.39	£ 2.00